Summary of Significant Accounting Policies (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Income (Loss) to common shareholders (Numerator)	$ (16,062,126)	$ (855,986)	$ (16,993,385)	$ 1,684,695	$ 4,122,365	$ (9,866,829)
Basic weighted average number of common shares outstanding (Denominator)	283,566,685	93,186,368	237,924,548	63,493,152	92,022,751	53,667,779
Diluted weighted average number of common shares outstanding (Denominator)	283,566,685	93,186,368	237,924,548	63,493,152	679,815,020	53,667,779